Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Consolidated net income	$ 38,192	$ 16,233	$ 25,327
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on extinguishment of debt	0	1,308	2,384
Pension settlement and curtailment loss	1,188	0	0
Loss on sale of property, plant, and equipment	123	7	0
Impairment loss	149	301	0
Gain on postretirement plan termination	0	(4,915)	0
Gain on investments	0	(2,000)	0
Depreciation expense	3,237	2,638	2,105
Amortization of other intangible assets	1,781	1,451	1,005
Amortization of deferred financing costs	2,230	1,458	951
Deferred income taxes	4,742	(3,400)	2,585
Stock compensation expense	2,554	3,629	1,411
Noncash lease expense	370	357	0
Changes in operating assets and liabilities:
Accounts receivable	(2,112)	(3,464)	824
Inventories	(8,004)	20,665	(20,708)
Other current assets	(5,373)	(1,196)	(5,097)
Other assets	2,076	(2,864)	75
Accounts payable	(5,064)	6,608	2,523
Accrued postretirement liabilities	(54)	(168)	(97)
Accrued liabilities and other	7,643	1,147	(198)
Net cash provided by operating activities	43,678	37,795	13,090
Cash flows from investing activities:
Capital expenditures	(6,135)	(4,815)	(2,267)
Restricted cash, MSA escrow deposits	0	29,718	(1,241)
Acquisitions, net of cash acquired	(39,441)	(7,704)	(19,161)
Proceeds on sale of property, plant and equipment	3	123	0
Payments for investments	(19,250)	(1,421)	(2,000)
Issuance of note receivable	0	0	(6,500)
Repayment of note receivable	0	0	6,500
Net cash provided by (used in) investing activities	(64,823)	15,901	(24,669)
Cash flows from financing activities:
Proceeds from 2018 revolving credit facility	0	0	26,000
Payments of 2018 revolving credit facility	0	(26,000)	0
Proceeds from Convertible Senior Notes	0	172,500	0
Payment of IVG note	(4,240)	0	0
Proceeds from unsecured note	7,485	0	0
Standard Diversified Inc. reorganization, net of cash acquired	(1,737)	0	0
Payments for call options	0	(20,528)	0
Payment of dividends	(3,802)	(3,531)	(2,318)
Payments of VaporBeast Note Payable	0	0	(2,000)
Proceeds from release of restricted funds	0	0	1,107
Payments of financing costs	(194)	(7,117)	(3,286)
Exercise of options	862	738	833
Redemption of options	(1,523)	(12)	(623)
Surrender of restricted stock	0	(84)	0
Payment to terminate acquired capital lease	0	0	(170)
Common stock repurchased	(10,191)	0	0
Net cash provided by (used in) financing activities	(29,340)	67,966	9,930
Net increase (decrease) in cash	(50,485)	121,662	(1,649)
Cash, beginning of period:
Unrestricted	95,250	3,306	2,607
Restricted	32,074	2,356	4,704
Total cash at beginning of period	127,324	5,662	7,311
Cash, end of period:
Unrestricted	41,765	95,250	3,306
Restricted	35,074	32,074	2,356
Total cash at end of period	76,839	127,324	5,662
Supplemental disclosures of cash flow information:
Cash paid during the period for interest	11,455	11,828	14,238
Cash paid during the period for income taxes, net	3,384	11,332	3,215
Supplemental schedule of noncash investing activities:
Investment in General Wireless	0	0	421
Supplemental schedule of noncash financing activities:
Issuance of shares for acquisition	0	0	5,292
Issuance of note payable for acquisition	10,000	0	4,000
Dividends declared not paid	1,099	962	915
2018 First Lien Term Loan [Member]
Cash flows from financing activities:
Proceeds from term loan	0	0	160,000
Payments of term loan	(16,000)	(8,000)	(6,000)
2018 Second Lien Term Loan [Member]
Cash flows from financing activities:
Proceeds from term loan	0	0	40,000
Payments of term loan	0	(40,000)	0
2017 First Lien Term Loans [Member]
Cash flows from financing activities:
Payments of term loan	0	0	(140,613)
2017 Second Lien Term Loan [Member]
Cash flows from financing activities:
Payments of term loan	0	0	(55,000)
Proceeds from (payments of) revolving credit facility, net	$ 0	$ 0	$ (8,000)